Income and Expenses - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Contract Balances [Abstract]
Decrease in gross trade and other receivables	₱ 2,679
Decrease in contract assets	253
Contract liabilities and unearned revenues	4,050
Noncurrent portion of contract liabilities and unearned revenues	3,558	₱ 976
Current portion of contract liabilities and unearned revenues	₱ 10,063	₱ 8,595